RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Maximum outstanding borrowings				$ 50,000,000
Outstanding borrowings					$ 0	$ 8,400,000
Wesco US LLC
Related Party Transaction [Line Items]
Maximum outstanding borrowings	$ 9,000,000.0
Remaining balance forgiven				3,400,000
Outstanding borrowings			$ 6,900,000			$ 8,400,000
Interest rate (as a percent)			5.22%			5.95%
Interest expense			$ 100,000	200,000		$ 500,000	$ 300,000
Wesco US LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum outstanding borrowings	$ 9,000,000.0
Remaining balance forgiven				$ 3,400,000
Wesco US LLC | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Wesco US LLC | LIBOR | Revolving Credit Facility
Related Party Transaction [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Watermill
Related Party Transaction [Line Items]
Due to related parties		$ 900,000			900,000
Related party expenses		$ 200,000			400,000
Watermill | Swerve
Related Party Transaction [Line Items]
Related party expenses					$ 800,000